Losses Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Basic losses per share
Weighted average number of outstanding ordinary shares in issue	849,283,553	729,239,181
Net loss attributable to the Company (US$'000)	$ (162,861)	$ (102,397)
Losses per share attributable to the Company (US$ per share)	$ (0.19)	$ (0.14)